EARNINGS PER SHARE (EPS) (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2012, 2011, and 2010 (in thousands, except net earnings in millions and per share amounts):

Years Ended December 31,	2012	2011	2010
Numerator:
Earnings from continuing operations	$94.1	$86.0	$67.0
Earnings from discontinued operations, net of tax	93.9	121.8	105.3

Net earnings attributable to Cytec Industries Inc.	$188.0	$207.8	$172.3

Denominator:
Weighted average shares outstanding	46,034	48,449	49,339
Effect of dilutive shares:
Options and stock-settled SARS	623	466	472
Non-vested shares and units	129	88	54

Diluted average shares outstanding	46,786	49,003	49,865

Basic earnings per common share:
Earnings from continuing operations	$2.04	$1.78	$1.36
Earnings from discontinued operations	2.04	2.51	2.13

Net earnings per common share attributable to Cytec Industries Inc.	$4.08	$4.29	$3.49

Diluted earnings per common share:
Earnings from continuing operations	$2.01	$1.75	$1.35
Earnings from discontinued operations	2.01	2.49	2.11

Net earnings per common share attributable to Cytec Industries Inc.	$4.02	$4.24	$3.46

Anti-Dilutive Shares/Units

The following table sets forth the anti-dilutive shares/units excluded from the above calculations because their inclusion would have had an anti-dilutive effect on earnings per share (in thousands):

Years ended December 31,	2012	2011	2010
Options	250	852	285
Stock-settled SARS	0	1,138	862
Non-vested shares and units	0	0	0

Total	250	1,990	1,147